Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Rebates payable to customers	$ 733	$ 1,236
VAT and other taxes payable	5,014	4,440
Security deposit received from customers	418	510
Accrued employee benefits	10,548	8,968
Accrued professional fees	5,076	5,951
Accrued marketing and hosting expense	1,326	2,939
Consideration payable	4,507	3,376
Advance from a former non-controlling interest shareholder (Note)	475
Others	1,638	1,911
Accrued liabilities and other current liabilities	29,735	29,331
Non-current
Deferred other income	459	375
Advance from a former non-controlling interest		4,521
Accrued liabilities and other non current liabilities	$ 459	$ 4,896